TANGIBLE FIXED ASSETS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) vessel valuation	Dec. 31, 2024 USD ($) vessel valuation	Dec. 31, 2023 USD ($) vessel valuation
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels taken delivery of | vessel	1	19	5
Aggregate cash consideration	$ 34.0	$ 864.5	$ 173.0
Number of internationally acknowledged shipbrokers providing valuations for impairment testing | valuation	2	2	2
Period used to calculate residual values of recycling prices	3 years
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Vessel dry-docking interval	24 months
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Vessel dry-docking interval	60 months
Vessels and capitalized dry-docking
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized dry-docking costs	$ 132.8	$ 108.2	$ 75.1
Vessels on short term time charter leases	$ 242.1	$ 395.5	$ 169.8
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	25 years
Other plant and operating equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Other plant and operating equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	15 years
Company cars
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
IT equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
IT equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Computer software | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Computer software | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years